Provisions - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of other provisions [line items]
Charge for the period	£ 190
Provisions	2,801	£ 2,888
Restructuring provision	180	170
Regulatory and legal provisions
Disclosure of other provisions [line items]
Charge for the period	39
Provisions	2,188	2,276
Motor Commission review
Disclosure of other provisions [line items]
Provisions	1,950
Dilapidations, rent reviews and other property related matters
Disclosure of other provisions [line items]
Provisions	93	119
Indemnities and other matters relating to legacy business disposals
Disclosure of other provisions [line items]
Provisions	£ 43	£ 41